JPMorgan Floating Rate Income Fund Expense Example - A C I Shares [Member] - JPMorgan Floating Rate Income Fund	Feb. 28, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 327
Expense Example, with Redemption, 3 Years	607
Expense Example, with Redemption, 5 Years	908
Expense Example, with Redemption, 10 Years	1,764
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	255
Expense Example, with Redemption, 3 Years	548
Expense Example, with Redemption, 5 Years	966
Expense Example, with Redemption, 10 Years	1,999
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	557
Expense Example, with Redemption, 10 Years	$ 1,268